Real estate properties held for lease, net (Minimum Future Rental Income) (Details)	Dec. 31, 2018 USD ($)
Real estate properties held for lease, net [Abstract]
2019	$ 12,688,803
2020	12,900,942
2021	12,510,802
2022	11,803,631
2023 and thereafter	95,712,565
Total	$ 145,616,743